Cover	Apr. 26, 2024
Document Information Line Items
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Central Index Key	0001852736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 26, 2024
Entity Ex Transition Period	false
Entity File Number	001-40905
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1587643
Entity Address Address Line 1	2 Burlington Woods Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Burlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01803
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	781
Local Phone Number	640-4446
Ordinary Shares And Warrants [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	TRIS.U
Security Exchange Name	NYSE
Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	TRIS
Security Exchange Name	NYSE
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	TRIS.W
Security Exchange Name	NYSE